Condensed Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,096,672	$ 276,464
Accounts receivable	1,388,630	191,022
Prepaid expenses	148,452	137,692
Inventory	2,240,670	1,972,879
Total current assets	5,874,424	2,578,057
Property and equipment:
Construction in progress	721,563	2,487,673
Property and equipment	6,147,965	3,055,579
Less accumulated depreciation	(814,349)	(508,257)
Total property and equipment, net	6,055,179	5,034,995
Security deposit	36,309	24,000
Right-of-use asset	1,551,252	1,261,525
Total assets	13,517,164	8,898,577
Current liabilities:
Accounts payable	709,697	452,606
Accrued interest	646,382	226,575
Accrued expenses	283,723	158,453
Current portion of operating lease liabilities	165,869	52,543
Total current liabilities	2,728,716	890,177
Operating lease liabilities	1,493,001	1,301,355
Total liabilities	10,647,178	6,087,690
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, 20,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value, 500,000,000 shares authorized, 4,847,384 and 4,809,070 shares issued and outstanding at December 31, 2022 and 2021, respectively	4,942	4,847
Additional paid-in capital	62,933,052	58,485,602
Accumulated deficit	(60,068,008)	(55,679,562)
Total stockholders' equity	2,869,986	2,810,887
Total liabilities and stockholders' equity	13,517,164	8,898,577
Related Party [Member]
Current liabilities:
Current maturities of notes payable	638,004	0
Notes payable, net	5,843,882	3,502,243
Nonrelated Party [Member]
Current liabilities:
Current maturities of notes payable	285,041	0
Notes payable, net	$ 581,579	$ 393,915